ACQUISITION OF TARUS (Tables)	9 Months Ended
Dec. 31, 2023
Acquisition Of Tarus
Schedule of fair value of assets acquired and liabilities assumed

Assets:	(In thousands)
Identifiable intangible assets	$28,200
Goodwill	538
Total assets	$28,738
Consideration:
Fair value of shares issued	$17,200
Liabilities assumed	3,000
Deferred purchase consideration at fair value	8,538
Total liabilities	$28,738

Schedule of pro forma information

(In thousands)	Nine Months Ended December 31, 2022
Loss from operations	$(12,200)
Loss before provision for income taxes	$(12,833)
Net loss	$(9,927)
Total comprehensive loss for period	$(13,945)
Loss per share	$(0.60)